Financial instruments (Tables)	12 Months Ended
Dec. 31, 2013
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis

end of 2013	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	527	0	0		527
Interest-bearing deposits with banks	0	311	0	0		311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	96,383	204	0		96,587
Debt	409	1,592	0	0		2,001
of which corporates	0	1,558	0	0		1,558
Equity	20,689	110	0	0		20,799
Securities received as collateral	21,098	1,702	0	0		22,800
Debt	41,829	63,218	5,069	0		110,116
of which foreign governments	40,199	6,980	230	0		47,409
of which corporates	14	24,268	2,128	0		26,410
of which RMBS	0	23,343	436	0		23,779
of which CMBS	0	5,255	417	0		5,672
of which CDO	0	3,305	1,567	0		4,872
Equity	70,322	5,778	595	0		76,695
Derivatives	6,610	563,649	5,217	(543,873)		31,603
of which interest rate products	1,065	444,056	1,574	–		–
of which foreign exchange products	8	60,807	484	–		–
of which equity/index-related products	5,278	28,763	1,240	–		–
of which credit derivatives	0	25,662	1,138	–		–
Other	3,691	4,479	2,829	0		10,999
Trading assets	122,452	637,124	13,710	(543,873)		229,413
Debt	1,788	1,098	0	0		2,886
of which foreign governments	1,386	2	0	0		1,388
of which corporates	0	606	0	0		606
of which CDO	0	490	0	0		490
Equity	2	97	2	0		101
Investment securities	1,790	1,195	2	0		2,987
Private equity	0	0	3,345	0		3,345
of which equity funds	0	0	2,236	0		2,236
Hedge funds	0	289	392	0		681
of which debt funds	0	174	329	0		503
Other equity investments	283	55	1,632	0		1,970
of which private	0	15	1,630	0		1,645
Life finance instruments	0	0	1,600	0		1,600
Other investments	283	344	6,969	0		7,596
Loans	0	11,459	7,998	0		19,457
of which commercial and industrial loans	0	6,302	5,309	0		11,611
of which financial institutions	0	4,484	1,322	0		5,806
Other intangible assets (mortgage servicing rights)	0	0	42	0		42
Other assets	4,861	21,530	6,159	(1,032)		31,518
of which loans held-for-sale	0	12,770	5,615	0		18,385
Total assets at fair value	150,484	770,575	35,084	(544,905)		411,238
Less other investments - equity at fair value attributable to noncontrolling interests	(246)	(149)	(2,781)	0		(3,176)
Less assets consolidated under ASU 2009-17 [2]	0	(8,996)	(2,458)	0		(11,454)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	150,238	761,430	29,845	(544,905)		396,608
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2013	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	1,450	0	0		1,450
Customer deposits	0	3,197	55	0		3,252
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	75,990	114	0		76,104
Debt	409	1,592	0	0		2,001
of which corporates	0	1,558	0	0		1,558
Equity	20,689	110	0	0		20,799
Obligation to return securities received as collateral	21,098	1,702	0	0		22,800
Debt	19,037	5,311	2	0		24,350
of which foreign governments	18,863	603	0	0		19,466
of which corporates	1	4,130	2	0		4,133
Equity	15,476	309	17	0		15,802
Derivatives	5,879	572,444	5,545	(547,385)		36,483
of which interest rate products	896	439,446	1,129	–		–
of which foreign exchange products	14	71,547	938	–		–
of which equity/index-related products	4,691	30,622	1,896	–		–
of which credit derivatives	0	25,942	1,230	–		–
Trading liabilities	40,392	578,064	5,564	(547,385)		76,635
Short-term borrowings	0	5,888	165	0		6,053
Long-term debt	0	53,589	9,780	0		63,369
of which treasury debt over two years	0	9,081	0	0		9,081
of which structured notes over two years	0	20,679	6,217	0		26,896
of which non-recourse liabilities	0	9,509	2,552	0		12,061
Other liabilities	0	19,511	2,861	(399)		21,973
of which failed sales	0	638	1,143	0		1,781
Total liabilities at fair value	61,490	739,391	18,539	(547,784)		271,636
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	569	0	0		569
Interest-bearing deposits with banks	0	627	0	0		627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	113,664	0	0		113,664
Debt	92	350	0	0		442
of which corporates	0	320	0	0		320
Equity	29,585	18	0	0		29,603
Securities received as collateral	29,677	368	0	0		30,045
Debt	55,592	74,391	5,888	0		135,871
of which foreign governments	53,918	11,032	79	0		65,029
of which corporates	1	25,932	3,192	0		29,125
of which RMBS	0	30,392	724	0		31,116
of which CMBS	0	4,335	1,023	0		5,358
of which CDO	0	2,620	447	0		3,067
Equity	66,664	7,746	485	0		74,895
Derivatives	3,428	823,016	6,650	(799,886)		33,208
of which interest rate products	703	698,297	1,859	–		–
of which foreign exchange products	1	62,717	754	–		–
of which equity/index-related products	2,538	25,820	1,920	–		–
of which credit derivatives	0	29,274	1,294	–		–
Other	7,203	2,736	2,486	0		12,425
Trading assets	132,887	907,889	15,509	(799,886)		256,399
Debt	2,066	1,168	169	0		3,403
of which foreign governments	1,583	1	21	0		1,605
of which corporates	0	720	125	0		845
of which CDO	0	447	23	0		470
Equity	4	90	1	0		95
Investment securities	2,070	1,258	170	0		3,498
Private equity	0	0	3,958	0		3,958
of which equity funds	0	0	2,633	0		2,633
Hedge funds	0	470	165	0		635
of which debt funds	0	349	84	0		433
Other equity investments	271	69	2,243	0		2,583
of which private	0	61	2,245	0		2,306
Life finance instruments	0	0	1,818	0		1,818
Other investments	271	539	8,184	0		8,994
Loans	0	13,381	6,619	0		20,000
of which commercial and industrial loans	0	6,191	4,778	0		10,969
of which financial institutions	0	5,934	1,530	0		7,464
Other intangible assets (mortgage servicing rights)	0	0	43	0		43
Other assets	5,439	26,912	5,164	(240)		37,275
of which loans held-for-sale	0	14,899	4,463	0		19,362
Total assets at fair value	170,344	1,065,207	35,689	(800,126)		471,114
Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(99)	(3,292)	0		(3,631)
Less assets consolidated under ASU 2009-17 [2]	0	(8,769)	(2,745)	0		(11,514)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	170,104	1,056,339	29,652	(800,126)		455,969
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	3,413	0	0		3,413
Customer deposits	0	4,618	25	0		4,643
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	108,784	0	0		108,784
Debt	92	350	0	0		442
of which corporates	0	320	0	0		320
Equity	29,585	18	0	0		29,603
Obligation to return securities received as collateral	29,677	368	0	0		30,045
Debt	25,782	7,014	196	0		32,992
of which foreign governments	25,623	1,476	0	0		27,099
of which corporates	0	5,030	196	0		5,226
Equity	17,912	389	6	0		18,307
Derivatives	3,173	834,228	5,154	(803,038)		39,517
of which interest rate products	628	693,430	1,357	–		–
of which foreign exchange products	1	76,963	1,648	–		–
of which equity/index-related products	2,305	27,684	1,003	–		–
of which credit derivatives	0	28,952	819	–		–
Trading liabilities	46,867	841,631	5,356	(803,038)		90,816
Short-term borrowings	0	4,389	124	0		4,513
Long-term debt	218	55,068	10,098	0		65,384
of which treasury debt over two years	0	10,565	0	0		10,565
of which structured notes over two years	0	22,543	6,189	0		28,732
of which non-recourse liabilities	218	11,006	2,551	0		13,775
Other liabilities	0	24,399	2,848	(376)		26,871
of which failed sales	0	2,523	1,160	0		3,683
Total liabilities at fair value	76,762	1,042,670	18,451	(803,414)		334,469
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Transfers between level 1 and level 2
Transfers between level 1 and level 2

	2013		2012
in	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	499	92	318	23,632
Equity	437	183	209	650
Derivatives	5,090	2	5,510	20
Trading assets	6,026	277	6,037	24,302
Liabilities (CHF million)
Debt	11	18	87	34
Equity	248	17	100	226
Derivatives	4,433	11	6,441	72
Trading liabilities	4,692	46	6,628	332

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues
2013	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0	0	0	362	(153)	0		4	0		0	(9)	204
Debt	5,888	1,418	(1,977)	6,363	(7,043)	0	0	165		465	0		0	(210)	5,069
of which corporates	3,192	571	(552)	1,759	(3,022)	0	0	109		157	0		0	(86)	2,128
of which RMBS	724	467	(690)	1,012	(1,162)	0	0	11		91	0		0	(17)	436
of which CMBS	1,023	86	(310)	497	(866)	0	0	(4)		15	0		0	(24)	417
of which CDO	447	55	(357)	3,072	(1,810)	0	0	36		197	0		0	(73)	1,567
Equity	485	303	(237)	405	(431)	0	0	20		68	(1)		0	(17)	595
Derivatives	6,650	1,442	(2,208)	0	0	1,766	(2,446)	230		(53)	0		0	(164)	5,217
of which interest rate products	1,859	244	(363)	0	0	279	(663)	8		249	0		0	(39)	1,574
of which equity/index-related products	1,920	223	(1,020)	0	0	207	(538)	184		330	0		0	(66)	1,240
of which credit derivatives	1,294	923	(633)	0	0	627	(631)	38		(461)	0		0	(19)	1,138
Other	2,486	288	(487)	3,266	(2,656)	0	(65)	8		83	0		0	(94)	2,829
Trading assets	15,509	3,451	(4,909)	10,034	(10,130)	1,766	(2,511)	423		563	(1)		0	(485)	13,710
Investment securities	170	0	(230)	165	(82)	0	0	0		9	0		0	(30)	2
Equity	6,366	106	(63)	1,526	(3,220)	0	0	0		(3)	0		791	(134)	5,369
Life finance instruments	1,818	0	0	189	(365)	0	0	0		1	0		0	(43)	1,600
Other investments	8,184	106	(63)	1,715	(3,585)	0	0	0		(2)	0		791	(177)	6,969
Loans	6,619	320	(1,561)	800	(1,673)	6,767	(2,920)	0		(21)	0		0	(333)	7,998
of which commercial and industrial loans	4,778	305	(315)	727	(1,280)	3,541	(2,171)	1		(85)	0		0	(192)	5,309
of which financial institutions	1,530	15	(6)	71	(207)	651	(650)	0		(48)	0		0	(34)	1,322
Other intangible assets (mortgage servicing rights)	43	0	0	12	0	0	0	0		0	0		(12)	(1)	42
Other assets	5,164	3,552	(2,998)	4,781	(4,213)	1,034	(1,148)	5		199	0		0	(217)	6,159
of which loans held-for-sale [2]	4,463	3,539	(2,918)	4,456	(3,964)	1,034	(1,147)	5		348	0		0	(201)	5,615
Total assets at fair value	35,689	7,429	(9,761)	17,507	(19,683)	9,929	(6,732)	428		752	(1)		779	(1,252)	35,084
Liabilities (CHF million)
Customer deposits	25	0	0	0	0	51	(3)	0		(13)	0		0	(5)	55
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0	0	0	119	0	0		0	0		0	(5)	114
Trading liabilities	5,356	1,503	(1,537)	66	(197)	1,561	(2,556)	235		1,302	0		0	(169)	5,564
of which interest rate derivatives	1,357	75	(134)	0	0	107	(508)	10		254	0		0	(32)	1,129
of which foreign exchange derivatives	1,648	13	(21)	0	0	15	(662)	(16)		(21)	0		0	(18)	938
of which equity/index-related derivatives	1,003	360	(676)	0	0	632	(380)	210		831	0		0	(84)	1,896
of which credit derivatives	819	1,001	(590)	0	0	655	(856)	39		186	0		0	(24)	1,230
Short-term borrowings	124	43	(99)	0	0	318	(216)	0		3	0		0	(8)	165
Long-term debt	10,098	2,322	(2,375)	0	0	5,006	(5,330)	25		321	0		(1)	(286)	9,780
of which structured notes over two years	6,189	453	(1,226)	0	0	3,602	(2,534)	(18)		(36)	0		(1)	(212)	6,217
of which non-recourse liabilities	2,551	1,836	(670)	0	0	818	(2,128)	24		151	0		0	(30)	2,552
Other liabilities	2,848	227	(149)	213	(393)	10	(86)	(17)		70	26		217	(105)	2,861
of which failed sales	1,160	176	(82)	154	(308)	0	0	0		72	0		0	(29)	1,143
Total liabilities at fair value	18,451	4,095	(4,160)	279	(590)	7,065	(8,191)	243		1,683	26		216	(578)	18,539
Net assets/(liabilities) at fair value	17,238	3,334	(5,601)	17,228	(19,093)	2,864	1,459	185		(931)	(27)		563	(674)	16,545
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized gains recorded in trading revenues of CHF 238 million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
2012	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	(1,174)	0		(28)	0		0	(2)	0
Securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0
Debt	10,028	2,312	(5,035)	7,479	(8,826)	0	0	72		129	(4)		0	(267)	5,888
of which corporates	5,076	1,113	(3,609)	5,210	(4,745)	0	0	49		278	(4)		0	(176)	3,192
of which RMBS	1,786	831	(958)	937	(1,924)	0	0	18		60	0		0	(26)	724
of which CMBS	1,517	188	(262)	664	(809)	0	0	(4)		(228)	0		0	(43)	1,023
of which CDO	727	158	(121)	483	(851)	0	0	(4)		67	0		0	(12)	447
Equity	467	419	(100)	377	(611)	0	0	0		(63)	0		0	(4)	485
Derivatives	9,587	1,465	(2,175)	0	0	1,007	(3,262)	60		163	0		0	(195)	6,650
of which interest rate products	2,547	168	(686)	0	0	303	(976)	47		515	0		0	(59)	1,859
of which equity/index-related products	2,732	681	(844)	0	0	346	(844)	(31)		(56)	0		0	(64)	1,920
of which credit derivatives	2,171	592	(544)	0	0	161	(914)	43		(179)	0		0	(36)	1,294
Other	2,196	179	(366)	2,842	(2,290)	0	0	2		(3)	0		0	(74)	2,486
Trading assets	22,278	4,375	(7,676)	10,698	(11,727)	1,007	(3,262)	134		226	(4)		0	(540)	15,509
Investment securities	102	0	0	94	(17)	0	0	0		0	0		0	(9)	170
Equity	7,076	4	(61)	880	(1,918)	0	0	0		2	0		567	(184)	6,366
Life finance instruments	1,969	0	0	102	(274)	0	0	0		72	0		0	(51)	1,818
Other investments	9,045	4	(61)	982	(2,192)	0	0	0		74	0		567	(235)	8,184
Loans	6,842	605	(642)	509	(1,286)	4,490	(3,473)	15		(250)	0		0	(191)	6,619
of which commercial and industrial loans	4,559	537	(391)	275	(469)	3,084	(2,773)	15		76	0		0	(135)	4,778
of which financial institutions	2,179	64	(248)	218	(745)	1,078	(672)	(1)		(293)	0		0	(50)	1,530
Other intangible assets (mortgage servicing rights)	70	0	0	11	(16)	0	0	0		0	0		(20)	(2)	43
Other assets	7,469	2,509	(2,949)	3,007	(3,356)	298	(2,319)	128		580	0		0	(203)	5,164
of which loans held-for-sale	6,901	2,471	(2,948)	2,801	(3,182)	298	(2,319)	127		486	0		0	(172)	4,463
Total assets at fair value	47,203	7,493	(11,516)	15,301	(18,594)	5,795	(10,228)	277		602	(4)		547	(1,187)	35,689
Liabilities (CHF million)
Customer deposits	0	0	0	0	0	25	0	0		0	0		0	0	25
Obligation to return securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0
Trading liabilities	7,343	1,294	(1,783)	94	(346)	853	(2,599)	151		505	0		0	(156)	5,356
of which interest rate derivatives	1,588	230	(754)	0	0	115	(194)	75		340	0		0	(43)	1,357
of which foreign exchange derivatives	2,836	3	(178)	0	0	1	(1,037)	24		48	0		0	(49)	1,648
of which equity/index-related derivatives	1,022	132	(262)	0	0	537	(315)	(16)		(61)	0		0	(34)	1,003
of which credit derivatives	1,520	700	(571)	0	0	88	(939)	79		(36)	0		0	(22)	819
Short-term borrowings	236	23	(96)	0	0	288	(332)	(3)		14	0		0	(6)	124
Long-term debt	12,715	2,616	(4,044)	0	0	4,015	(6,043)	182		989	(4)		0	(328)	10,098
of which structured notes over two years	7,576	789	(1,668)	0	0	1,925	(2,867)	32		604	(4)		0	(198)	6,189
of which non-recourse liabilities	3,585	1,701	(2,225)	0	0	1,473	(2,312)	144		275	0		0	(90)	2,551
Other liabilities	3,891	246	(315)	321	(1,322)	2	(219)	(15)		74	0		279	(94)	2,848
of which failed sales	1,909	136	(47)	302	(1,260)	0	0	0		153	0		0	(33)	1,160
Total liabilities at fair value	24,378	4,179	(6,426)	415	(1,668)	5,183	(9,193)	315		1,582	(4)		279	(589)	18,451
Net assets/(liabilities) at fair value	22,825	3,314	(5,090)	14,886	(16,926)	612	(1,035)	(38)		(980)	0		268	(598)	17,238
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	2013				2012
in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(746)	536	(210)	[1]	(1,018)	268	(750)	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(2,850)	414	(2,436)		(1,209)	(82)	(1,291)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value

end of 2013	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	Discounted cash flow	Funding spread, in bp		90	350	178
Debt	5,069
of which corporates	2,128
of which	129	Option model	Correlation, in %		(83)	96	14
			Buyback probability, in %	[2]	50	100	62
of which	592	Market comparable	Price, in %		0	112	91
of which	807	Discounted cash flow	Credit spread, in bp		22	957	348
of which RMBS	436	Discounted cash flow	Discount rate, in %		2	33	9
			Prepayment rate, in %		0	27	7
			Default rate, in %		0	25	5
			Loss severity, in %		0	100	48
of which CMBS	417	Discounted cash flow	Capitalization rate, in %		5	12	9
			Discount rate, in %		1	30	9
			Prepayment rate, in %		0	20	10
			Default rate, in %		0	18	1
			Loss severity, in %		0	40	3
of which CDO	1,567
of which	118	Vendor price	Price, in %		0	100	94
of which	278	Discounted cash flow	Discount rate, in %		2	24	6
			Prepayment rate, in %		0	30	7
			Default rate, in %		1	15	3
			Loss severity, in %		25	100	68
of which	423	Market comparable	Price, in %		85	101	98
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 2013	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Equity	595
of which	270	Market comparable		EBITDA multiple		3		12		7
of which	35	Discounted cash flow		Capitalization rate, in %		7		7		7
				Discount rate, in %		15		15		15
Derivatives	5,217
of which interest rate products	1,574	Option model		Correlation, in %		15		100		82
				Prepayment rate, in %		5		31		24
				Volatility, in %		2		31		6
				Volatility skew, in %		(9)		2		(1)
				Credit spread, in bp		95		2,054		218
of which equity/index-related products	1,240	Option model		Correlation, in %		(83)		96		14
				Volatility, in %		2		252		26
of which credit derivatives	1,138	Discounted cash flow		Credit spread, in bp		1		2,054		298
				Recovery rate, in %		0		77		25
				Discount rate, in %		4		29		14
				Default rate, in %		1		16		6
				Loss severity, in %		10		100		59
				Correlation, in %		34		97		83
				Prepayment rate, in %		0		17		5
Other	2,829
of which	2,139	Market comparable		Price, in %		0		146		34
of which	589	Discounted cash flow		Market implied life expectancy, in years		3		19		9
Trading assets	13,710
Investment securities	2	–		–		–		–		–
Private equity	3,345	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	392	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	1,632
of which private	1,630
of which	384	Discounted cash flow		Credit spread, in bp		897		3,175		1,207
				Contingent probability, in %		59		59		59
of which	813	Market comparable		EBITDA multiple		1		10		8
Life finance instruments	1,600	Discounted cash flow		Market implied life expectancy, in years		1		21		9
Other investments	6,969
Loans	7,998
of which commercial and industrial loans	5,309
of which	4,526	Discounted cash flow		Credit spread, in bp		50		2,488		504
of which	326	Market comparable		Price, in %		0		100		69
of which financial institutions	1,322	Discounted cash flow		Credit spread, in bp		98		884		302
Other intangible assets (mortgage servicing rights)	42	–		–		–		–		–
Other assets	6,159
of which loans held-for-sale	5,615
of which	1,954	Vendor price		Price, in %		0		160		99
of which	1,042	Discounted cash flow		Credit spread, in bp		75		2,389		467
				Recovery rate, in %		1		1		0
of which	2,420	Market comparable		Price, in %		0		105		59
Total level 3 assets at fair value	35,084
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 assets at fair value (continued)

end of 2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value
CHF million, except where indicated
Debt	5,888
of which corporates	3,192
of which	754	Option model	Correlation, in %		(87)	97
			Buyback probability, in %	[1]	50	100
of which	797	Market comparable	Price, in %		0	146
of which	1,231	Discounted cash flow	Credit spread, in bp		0	2,439
of which RMBS	724	Discounted cash flow	Discount rate, in %		2	50
			Prepayment rate, in %		0	55
			Default rate, in %		0	25
			Loss severity, in %		0	100
of which CMBS	1,023	Discounted cash flow	Capitalization rate, in %		5	12
			Internal rate of return, in %		9	15
			Discount rate, in %		2	35
			Prepayment rate, in %		0	10
			Default rate, in %		0	40
			Loss severity, in %		0	90
of which CDO	447
of which	193	Vendor price	Price, in %		0	102
of which	123	Discounted cash flow	Discount rate, in %		2	35
			Prepayment rate, in %		0	40
			Default rate, in %		0	25
			Loss severity, in %		0	100
of which	78	Market comparable	Price, in %		80	93
1 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 2012	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value
CHF million, except where indicated
Equity	485
of which	237	Market comparable		EBITDA multiple		3		12
of which	26	Discounted cash flow		Capitalization rate, in %		7		7
Derivatives	6,650
of which interest rate products	1,859	Option model		Correlation, in %		17		100
				Prepayment rate, in %		2		45
				Volatility, in %		(5)		31
				Credit spread, in bp		34		157
of which equity/index-related products	1,920	Option model		Correlation, in %		(87)		97
				Volatility, in %		2		157
of which credit derivatives	1,294	Discounted cash flow		Credit spread, in bp		1		5,843
				Recovery rate, in %		0		75
				Discount rate, in %		2		35
				Default rate, in %		0		25
				Loss severity, in %		0		100
				Correlation, in %		30		97
				Prepayment rate, in %		0		40
Other	2,486
of which	1,891	Market comparable		Price, in %		0		103
of which	564	Discounted cash flow		Life expectancy, in years		4		20
Trading assets	15,509
Investment securities	170	–		–		–		–
Private equity	3,958	–	[1]	–	[1]	–	[1]	–	[1]
Hedge funds	165	–	[1]	–	[1]	–	[1]	–	[1]
Other equity investments	2,243
of which private	2,245
of which	759	Discounted cash flow		Credit spread, in bp		1,070		2,049
				Contingent probability, in %		50		50
of which	903	Market comparable		EBITDA multiple		2		13
Life finance instruments	1,818	Discounted cash flow		Life expectancy, in years		1		23
Other investments	8,184
Loans	6,619
of which commercial and industrial loans	4,778	Discounted cash flow		Credit spread, in bp		0		2,763
of which financial institutions	1,530	Discounted cash flow		Credit spread, in bp		0		888
Other intangible assets (mortgage servicing rights)	43	–		–		–		–
Other assets	5,164
of which loans held-for-sale	4,463
of which	2,031	Vendor price		Price, in %		0		103
of which	328	Discounted cash flow		Credit spread, in bp		20		1,458
of which	2,009	Market comparable		Price, in %		0		115
Total level 3 assets at fair value	35,689
1 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 liabilities at fair value

end of 2013	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	55	–	–		–	–	–
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	Discounted cash flow	Funding spread, in bp		90	90	90
Trading liabilities	5,564
of which interest rate derivatives	1,129	Option model	Basis spread, in bp		(5)	148	74
			Correlation, in %		17	99	62
			Mean reversion, in %	[2]	5	10	6
			Prepayment rate, in %		5	31	23
of which foreign exchange derivatives	938	Option model	Correlation, in %		(10)	70	48
			Prepayment rate, in %		19	31	25
of which equity/index-related derivatives	1,896	Option model	Correlation, in %		(83)	96	14
			Skew, in %		79	152	118
			Volatility, in %		2	252	26
			Buyback probability, in %	[3]	50	100	62
of which credit derivatives	1,230	Discounted cash flow	Credit spread, in bp		1	2,052	252
			Discount rate, in %		4	29	14
			Default rate, in %		1	15	6
			Recovery rate, in %		14	77	43
			Loss severity, in %		6	100	62
			Correlation, in %		34	98	55
			Prepayment rate, in %		0	17	2
Short-term borrowings	165	–	–		–	–	–
Long-term debt	9,780
of which structured notes over two years	6,217	Option model	Correlation, in %		(83)	99	16
			Volatility, in %		5	252	28
			Buyback probability, in %	[3]	50	100	62
			Gap risk, in %	[4]	0	5	0
of which non-recourse liabilities	2,552
of which	2,105	Vendor price	Price, in %		0	217	104
of which	301	Market comparable	Price, in %		0	93	13
Other liabilities	2,861
of which failed sales	1,143
of which	829	Market comparable	Price, in %		0	100	63
of which	195	Discounted cash flow	Credit spread, in bp		813	1,362	1,185
			Recovery rate, in %		23	23	23
Total level 3 liabilities at fair value	18,539
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Quantitative information about level 3 liabilities at fair value (continued)

end of 2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value
CHF million, except where indicated
Customer deposits	25	–	–		–	–
Trading liabilities	5,356
of which interest rate derivatives	1,357	Option model	Basis spread, in bp		(28)	54
			Correlation, in %		17	100
			Mean reversion, in %	[1]	(33)	5
			Prepayment rate, in %		4	45
of which foreign exchange derivatives	1,648	Option model	Correlation, in %		(10)	70
			Prepayment rate, in %		4	22
of which equity/index-related derivatives	1,003	Option model	Correlation, in %		(87)	97
			Skew, in %		56	128
			Volatility, in %		2	157
			Buyback probability, in %	[2]	50	100
			Gap risk, in %	[3]	0	4
of which credit derivatives	819	Discounted cash flow	Credit spread, in bp		0	5,843
			Discount rate, in %		2	35
			Default rate, in %		0	25
			Recovery rate, in %		0	77
			Loss severity, in %		0	100
			Correlation, in %		0	47
			Prepayment rate, in %		0	40
Short-term borrowings	124	–	–		–	–
Long-term debt	10,098
of which structured notes over two years	6,189	Option model	Correlation, in %		(87)	97
			Volatility, in %		2	157
			Buyback probability, in %	[2]	50	100
			Gap risk, in %	[3]	0	12
of which non-recourse liabilities	2,551
of which	2,255	Vendor price	Price, in %		0	103
of which	230	Market comparable	Price, in %		0	87
Other liabilities	2,848
of which failed sales	1,160
of which	646	Market comparable	Price, in %		0	100
of which	290	Discounted cash flow	Credit spread, in bp		0	1,532
Total level 3 liabilities at fair value	18,451
1 Management's best estimate of the speed at which interest rates will revert to the long-term average.
2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions

	2013							2012
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	1		18		19	0		127		38		165	0
Equity funds	28		3,096	[1]	3,124	0		52		3,810	[2]	3,862	0
Equity funds sold short	0		(17)		(17)	0		0		(111)		(111)	0
Total funds held in trading assets and liabilities	29		3,097		3,126	0		179		3,737		3,916	0
Debt funds	320		183		503	6		69		364		433	157
Equity funds	0		25		25	0		3		43		46	0
Others	0		153		153	31		3		153		156	46
Hedge funds	320		361	[3]	681	37		75		560	[4]	635	203
Debt funds	53		0		53	2		97		0		97	17
Equity funds	2,236		0		2,236	464		2,633		0		2,633	724
Real estate funds	350		0		350	110		382		0		382	131
Others	706		0		706	250		846		0		846	198
Private equities	3,345		0		3,345	826		3,958		0		3,958	1,070
Equity method investments	349		0		349	0		385		0		385	0
Total funds held in other investments	4,014		361		4,375	863		4,418		560		4,978	1,273
Total fair value	4,043	[5]	3,458	[6]	7,501	863	[7]	4,597	[5]	4,297	[6]	8,894	1,273	[7]
1
55 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 19 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 17 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , and 9 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

2
57 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 17 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 13 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , and 13 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

3
45 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 33 % is redeemable on demand with a notice period primarily of less than 30 days , and 21 % is redeemable on an annual basis with a notice period of more than 60 days .

4
66 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 19 % is redeemable on demand with a notice period primarily of less than 30 days , and 11 % is redeemable on an annual basis with a notice period of more than 60 days .

5 Includes CHF 1,819 million and CHF 1,958 million attributable to noncontrolling interests in 2013 and 2012, respectively.
6 Includes CHF 107 million and CHF 107 million attributable to noncontrolling interests in 2013 and 2012, respectively.
7 Includes CHF 405 million and CHF 418 million attributable to noncontrolling interests in 2013 and 2012, respectively.

Nonrecurring fair value changes
Nonrecurring fair value changes

end of	2013	2012
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.3	0.5
of which level 3	0.3	0.5

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments

	2013			2012
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	956	3,262	(2,306)	920	3,810	(2,890)
Financial instruments (CHF million)
Interest-bearing deposits with banks	311	307	4	627	615	12
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	96,587	96,217	370	113,664	113,196	468
Loans	19,457	19,653	(196)	20,000	20,278	(278)
Other assets [1]	20,749	25,756	(5,007)	22,060	29,787	(7,727)
Due to banks and customer deposits	(690)	(680)	(10)	(531)	(493)	(38)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(76,104)	(76,012)	(92)	(108,784)	(108,701)	(83)
Short-term borrowings	(6,053)	(5,896)	(157)	(4,513)	(4,339)	(174)
Long-term debt	(63,369)	(62,991)	(378)	(65,384)	(66,998)	1,614
Other liabilities	(1,780)	(3,285)	1,505	(3,683)	(6,186)	2,503
1 Primarily loans held-for-sale.

Gains and losses on financial instruments
Gains and losses on financial instruments

	2013		2012		2011
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Cash and due from banks	0		(13)	[2]	–
of which related to credit risk	0		(13)		–
Interest-bearing deposits with banks	10	[1]	12	[1]	0
of which related to credit risk	(3)		3		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,143	[1]	1,183	[1]	1,698	[1]
Other trading assets	0		10	[2]	10	[2]
Other investments	126	[3]	144	[3]	196	[2]
of which related to credit risk	11		34		(14)
Loans	1,470	[1]	925	[1]	(1,105)	[2]
of which related to credit risk	26		318		(256)
Other assets	2,058	[1]	2,641	[1]	476	[1]
of which related to credit risk	604		355		(332)
Due to banks and customer deposits	0		(22)	[1]	(2)	[1]
of which related to credit risk	(5)		8		45
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(67)	[1]	(114)	[1]	(575)	[1]
Short-term borrowings	(256)	[2]	(350)	[2]	91	[2]
of which related to credit risk [4]	0		0		(2)
Long-term debt	(2,759)	[2]	(7,905)	[2]	2,342	[2]
of which related to credit risk [4]	(384)		(2,552)		1,909
Other liabilities	441	[2]	826	[2]	(286)	[2]
of which related to credit risk	112		912		(348)
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF (268) million and CHF (111) million in 2013, respectively, CHF (1,663) million and CHF (931) million in 2012, respectively, and CHF 1,210 million and CHF 697 million in 2011, respectively.

Carrying value and estimated fair values of financial instruments
Carrying value and fair value of financial instruments not carried at fair value

	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2013 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	63,435	0	62,891	544	63,435
Loans	223,902	0	225,641	3,940	229,581
Other financial assets [1]	142,656	72,134	69,310	1,568	143,012
Financial liabilities
Due to banks and deposits	351,476	212,418	138,980	9	351,407
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	17,928	0	17,928	0	17,928
Short-term borrowings	14,140	0	14,148	0	14,148
Long-term debt	66,673	0	64,043	3,774	67,817
Other financial liabilities [2]	96,611	1,129	94,414	1,085	96,628
2012 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	69,791	0	69,764	27	69,791
Loans	218,281	0	221,030	4,482	225,512
Other financial assets [1]	132,147	63,900	66,798	1,772	132,470
Financial liabilities
Due to banks and deposits	331,270	200,838	130,313	9	331,160
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	0	23,939	0	23,939
Short-term borrowings	14,128	0	14,131	0	14,131
Long-term debt	82,750	0	79,846	4,546	84,392
Other financial liabilities [2]	89,361	0	88,121	1,171	89,292
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Bank
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis

end of 2013	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	527	0	0		527
Interest-bearing deposits with banks	0	311	0	0		311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	96,383	204	0		96,587
Debt	409	1,592	0	0		2,001
of which corporates	0	1,558	0	0		1,558
Equity	20,689	110	0	0		20,799
Securities received as collateral	21,098	1,702	0	0		22,800
Debt	41,829	63,217	5,069	0		110,115
of which foreign governments	40,199	6,980	230	0		47,409
of which corporates	14	24,267	2,128	0		26,409
of which RMBS	0	23,343	436	0		23,779
of which CMBS	0	5,255	417	0		5,672
of which CDO	0	3,305	1,567	0		4,872
Equity	70,463	5,777	595	0		76,835
Derivatives	6,610	563,882	5,217	(543,922)		31,787
of which interest rate products	1,065	444,187	1,574	–		–
of which foreign exchange products	8	60,732	484	–		–
of which equity/index-related products	5,278	28,941	1,240	–		–
of which credit derivatives	0	25,662	1,138	–		–
Other	3,690	4,480	2,829	0		10,999
Trading assets	122,592	637,356	13,710	(543,922)		229,736
Debt	1,164	362	0	0		1,526
of which foreign governments	1,162	2	0	0		1,164
of which corporates	0	262	0	0		262
of which CDO	0	100	0	0		100
Equity	1	98	2	0		101
Investment securities	1,165	460	2	0		1,627
Private equity	0	0	3,339	0		3,339
of which equity funds	0	0	2,230	0		2,230
Hedge funds	0	289	392	0		681
of which debt funds	0	174	329	0		503
Other equity investments	283	55	1,632	0		1,970
of which private	0	15	1,631	0		1,646
Life finance instruments	0	0	1,600	0		1,600
Other investments	283	344	6,963	0		7,590
Loans	0	11,459	7,998	0		19,457
of which commercial and industrial loans	0	6,302	5,309	0		11,611
of which financial institutions	0	4,484	1,322	0		5,806
Other intangible assets (mortgage servicing rights)	0	0	42	0		42
Other assets	4,861	21,426	6,159	(928)		31,518
of which loans held-for-sale	0	12,770	5,615	0		18,385
Total assets at fair value	149,999	769,968	35,078	(544,850)		410,195
Less other investments - equity at fair value attributable to noncontrolling interests	(246)	(149)	(2,781)	0		(3,176)
Less assets consolidated under ASU 2009-17 [2]	0	(8,996)	(2,458)	0		(11,454)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	149,753	760,823	29,839	(544,850)		395,565
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2013	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	1,460	0	0		1,460
Customer deposits	0	3,186	55	0		3,241
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	75,990	114	0		76,104
Debt	409	1,592	0	0		2,001
of which corporates	0	1,558	0	0		1,558
Equity	20,689	110	0	0		20,799
Obligation to return securities received as collateral	21,098	1,702	0	0		22,800
Debt	19,037	5,312	2	0		24,351
of which foreign governments	18,863	603	0	0		19,466
of which corporates	1	4,132	2	0		4,135
Equity	15,476	309	17	0		15,802
Derivatives	5,879	572,717	5,545	(547,482)		36,659
of which interest rate products	896	439,502	1,129	–		–
of which foreign exchange products	14	71,588	938	–		–
of which equity/index-related products	4,691	30,800	1,896	–		–
of which credit derivatives	0	25,942	1,230	–		–
Trading liabilities	40,392	578,338	5,564	(547,482)		76,812
Short-term borrowings	0	5,888	165	0		6,053
Long-term debt	0	52,073	9,780	0		61,853
of which treasury debt over two years	0	9,081	0	0		9,081
of which structured notes over two years	0	20,680	6,217	0		26,897
of which non-recourse liabilities	0	9,509	2,552	0		12,061
Other liabilities	0	19,386	2,859	(274)		21,971
of which failed sales	0	638	1,143	0		1,781
Total liabilities at fair value	61,490	738,023	18,537	(547,756)		270,294
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	569	0	0		569
Interest-bearing deposits with banks	0	627	0	0		627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	113,664	0	0		113,664
Debt	92	350	0	0		442
of which corporates	0	320	0	0		320
Equity	29,585	18	0	0		29,603
Securities received as collateral	29,677	368	0	0		30,045
Debt	55,592	74,392	5,830	0		135,814
of which foreign governments	53,918	11,032	79	0		65,029
of which corporates	1	25,933	3,192	0		29,126
of which RMBS	0	30,392	724	0		31,116
of which CMBS	0	4,335	1,023	0		5,358
of which CDO	0	2,620	447	0		3,067
Equity	66,715	7,745	485	0		74,945
Derivatives	3,428	823,181	6,650	(799,843)		33,416
of which interest rate products	703	698,494	1,859	–		–
of which foreign exchange products	1	62,619	754	–		–
of which equity/index-related products	2,538	25,885	1,920	–		–
of which credit derivatives	0	29,274	1,294	–		–
Other	7,205	2,736	2,486	0		12,427
Trading assets	132,940	908,054	15,451	(799,843)		256,602
Debt	1,334	341	169	0		1,844
of which foreign governments	1,333	1	21	0		1,355
of which corporates	0	340	125	0		465
of which CDO	0	0	24	0		24
Equity	4	90	1	0		95
Investment securities	1,338	431	170	0		1,939
Private equity	0	0	3,855	0		3,855
of which equity funds	0	0	2,530	0		2,530
Hedge funds	0	470	165	0		635
of which debt funds	0	349	84	0		433
Other equity investments	271	69	2,244	0		2,584
of which private	0	61	2,245	0		2,306
Life finance instruments	0	0	1,818	0		1,818
Other investments	271	539	8,082	0		8,892
Loans	0	13,381	6,619	0		20,000
of which commercial and industrial loans	0	6,191	4,778	0		10,969
of which financial institutions	0	5,934	1,530	0		7,464
Other intangible assets (mortgage servicing rights)	0	0	43	0		43
Other assets	5,439	26,802	5,164	(146)		37,259
of which loans held-for-sale	0	14,899	4,463	0		19,362
Total assets at fair value	169,665	1,064,435	35,529	(799,989)		469,640
Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(99)	(3,292)	0		(3,631)
Less assets consolidated under ASU 2009-17 [2]	0	(8,769)	(2,745)	0		(11,514)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	169,425	1,055,567	29,492	(799,989)		454,495
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	3,431	0	0		3,431
Customer deposits	0	4,601	25	0		4,626
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	108,784	0	0		108,784
Debt	92	350	0	0		442
of which corporates	0	320	0	0		320
Equity	29,585	18	0	0		29,603
Obligation to return securities received as collateral	29,677	368	0	0		30,045
Debt	25,782	7,015	196	0		32,993
of which foreign governments	25,624	1,476	0	0		27,100
of which corporates	0	5,030	196	0		5,226
Equity	18,109	389	6	0		18,504
Derivatives	3,174	834,413	5,154	(803,147)		39,594
of which interest rate products	628	693,525	1,357	–		–
of which foreign exchange products	1	76,988	1,648	–		–
of which equity/index-related products	2,305	27,749	1,003	–		–
of which credit derivatives	0	28,952	819	–		–
Trading liabilities	47,065	841,817	5,356	(803,147)		91,091
Short-term borrowings	0	4,389	124	0		4,513
Long-term debt	218	54,458	10,098	0		64,774
of which treasury debt over two years	0	10,567	0	0		10,567
of which structured notes over two years	0	22,545	6,189	0		28,734
of which non-recourse liabilities	218	11,006	2,551	0		13,775
Other liabilities	0	24,235	2,847	(283)		26,799
of which failed sales	0	2,523	1,160	0		3,683
Total liabilities at fair value	76,960	1,042,083	18,450	(803,430)		334,063
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Transfers between level 1 and level 2
Transfers between level 1 and level 2

	2013		2012
in	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	499	92	318	23,632
Equity	437	183	209	650
Derivatives	5,090	2	5,510	20
Trading assets	6,026	277	6,037	24,302
Liabilities (CHF million)
Debt	11	18	87	34
Equity	248	17	100	226
Derivatives	4,433	11	6,441	72
Trading liabilities	4,692	46	6,628	332

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3

								Trading revenues			Other revenues
2013	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0	0	0	362	(153)	0		4	0		0	(9)	204
Debt	5,830	1,418	(1,977)	6,363	(6,984)	0	0	165		465	0		0	(211)	5,069
of which corporates	3,192	571	(552)	1,759	(3,022)	0	0	109		157	0		0	(86)	2,128
of which RMBS	724	467	(690)	1,012	(1,162)	0	0	11		91	0		0	(17)	436
of which CMBS	1,023	86	(310)	497	(866)	0	0	(4)		15	0		0	(24)	417
of which CDO	447	55	(357)	3,072	(1,810)	0	0	36		197	0		0	(73)	1,567
Equity	485	303	(237)	405	(431)	0	0	20		68	(1)		0	(17)	595
Derivatives	6,650	1,442	(2,208)	0	0	1,766	(2,446)	230		(53)	0		0	(164)	5,217
of which interest rate products	1,859	244	(363)	0	0	279	(663)	8		249	0		0	(39)	1,574
of which equity/index-related products	1,920	223	(1,020)	0	0	207	(538)	184		330	0		0	(66)	1,240
of which credit derivatives	1,294	923	(633)	0	0	627	(631)	38		(461)	0		0	(19)	1,138
Other	2,486	288	(487)	3,266	(2,656)	0	(65)	8		83	0		0	(94)	2,829
Trading assets	15,451	3,451	(4,909)	10,034	(10,071)	1,766	(2,511)	423		563	(1)		0	(486)	13,710
Investment securities	170	0	(230)	165	(82)	0	0	0		9	0		0	(30)	2
Equity	6,264	106	(63)	1,081	(2,649)	0	0	0		(3)	0		776	(149)	5,363
Life finance instruments	1,818	0	0	189	(365)	0	0	0		1	0		0	(43)	1,600
Other investments	8,082	106	(63)	1,270	(3,014)	0	0	0		(2)	0		776	(192)	6,963
Loans	6,619	320	(1,561)	800	(1,673)	6,767	(2,920)	0		(21)	0		0	(333)	7,998
of which commercial and industrial loans	4,778	305	(315)	727	(1,280)	3,541	(2,171)	1		(85)	0		0	(192)	5,309
of which financial institutions	1,530	15	(6)	71	(207)	651	(650)	0		(48)	0		0	(34)	1,322
Other intangible assets (mortgage servicing rights)	43	0	0	12	0	0	0	0		0	0		(12)	(1)	42
Other assets	5,164	3,552	(2,998)	4,781	(4,213)	1,034	(1,148)	5		199	0		0	(217)	6,159
of which loans held-for-sale [2]	4,463	3,539	(2,918)	4,456	(3,964)	1,034	(1,147)	5		348	0		0	(201)	5,615
Total assets at fair value	35,529	7,429	(9,761)	17,062	(19,053)	9,929	(6,732)	428		752	(1)		764	(1,268)	35,078
Liabilities (CHF million)
Customer deposits	25	0	0	0	0	51	(3)	0		(13)	0		0	(5)	55
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0	0	0	119	0	0		0	0		0	(5)	114
Trading liabilities	5,356	1,503	(1,537)	66	(197)	1,561	(2,556)	235		1,302	0		0	(169)	5,564
of which interest rate derivatives	1,357	75	(134)	0	0	107	(508)	10		254	0		0	(32)	1,129
of which foreign exchange derivatives	1,648	13	(21)	0	0	15	(662)	(16)		(21)	0		0	(18)	938
of which equity/index-related derivatives	1,003	360	(676)	0	0	632	(380)	210		831	0		0	(84)	1,896
of which credit derivatives	819	1,001	(590)	0	0	655	(856)	39		186	0		0	(24)	1,230
Short-term borrowings	124	43	(99)	0	0	318	(216)	0		3	0		0	(8)	165
Long-term debt	10,098	2,322	(2,375)	0	0	5,006	(5,330)	25		321	0		(1)	(286)	9,780
of which structured notes over two years	6,189	453	(1,226)	0	0	3,602	(2,534)	(18)		(36)	0		(1)	(212)	6,217
of which non-recourse liabilities	2,551	1,836	(670)	0	0	818	(2,128)	24		151	0		0	(30)	2,552
Other liabilities	2,847	227	(149)	213	(393)	10	(86)	(17)		70	26		217	(106)	2,859
of which failed sales	1,160	176	(82)	154	(308)	0	0	0		72	0		0	(29)	1,143
Total liabilities at fair value	18,450	4,095	(4,160)	279	(590)	7,065	(8,191)	243		1,683	26		216	(579)	18,537
Net assets/(liabilities) at fair value	17,079	3,334	(5,601)	16,783	(18,463)	2,864	1,459	185		(931)	(27)		548	(689)	16,541
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized gains recorded in trading revenues of CHF 238 million primarily related to subprime exposures in securitized business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)

								Trading revenues			Other revenues
2012	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	(1,174)	0		(28)	0		0	(2)	0
Securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0
Debt	9,941	2,312	(5,035)	7,479	(8,793)	0	0	72		129	(4)		0	(271)	5,830
of which corporates	5,076	1,113	(3,609)	5,210	(4,745)	0	0	49		278	(4)		0	(176)	3,192
of which RMBS	1,786	831	(958)	937	(1,924)	0	0	18		60	0		0	(26)	724
of which CMBS	1,517	188	(262)	664	(809)	0	0	(4)		(228)	0		0	(43)	1,023
of which CDO	727	158	(121)	483	(851)	0	0	(4)		67	0		0	(12)	447
Equity	467	419	(100)	377	(611)	0	0	0		(63)	0		0	(4)	485
Derivatives	9,588	1,465	(2,175)	0	0	1,007	(3,262)	60		163	0		0	(196)	6,650
of which interest rate products	2,547	168	(686)	0	0	303	(976)	47		515	0		0	(59)	1,859
of which equity/index-related products	2,732	681	(844)	0	0	346	(844)	(31)		(56)	0		0	(64)	1,920
of which credit derivatives	2,172	592	(544)	0	0	161	(914)	43		(179)	0		0	(37)	1,294
Other	2,195	179	(366)	2,842	(2,290)	0	0	2		(4)	0		0	(72)	2,486
Trading assets	22,191	4,375	(7,676)	10,698	(11,694)	1,007	(3,262)	134		225	(4)		0	(543)	15,451
Investment securities	102	0	0	94	(17)	0	0	0		0	0		0	(9)	170
Equity	6,899	4	(61)	757	(1,789)	0	0	0		2	0		620	(168)	6,264
Life finance instruments	1,968	0	0	102	(274)	0	0	0		72	0		0	(50)	1,818
Other investments	8,867	4	(61)	859	(2,063)	0	0	0		74	0		620	(218)	8,082
Loans	6,842	605	(642)	509	(1,286)	4,490	(3,473)	15		(250)	0		0	(191)	6,619
of which commercial and industrial loans	4,559	537	(391)	275	(469)	3,084	(2,773)	15		76	0		0	(135)	4,778
of which financial institutions	2,179	64	(248)	218	(745)	1,078	(672)	(1)		(293)	0		0	(50)	1,530
Other intangible assets (mortgage servicing rights)	70	0	0	11	(16)	0	0	0		0	0		(20)	(2)	43
Other assets	7,469	2,509	(2,949)	3,007	(3,356)	298	(2,319)	128		580	0		0	(203)	5,164
of which loans held-for-sale	6,901	2,471	(2,948)	2,801	(3,182)	298	(2,319)	127		486	0		0	(172)	4,463
Total assets at fair value	46,938	7,493	(11,516)	15,178	(18,432)	5,795	(10,228)	277		601	(4)		600	(1,173)	35,529
Liabilities (CHF million)
Customer deposits	0	0	0	0	0	25	0	0		0	0		0	0	25
Obligation to return securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0
Trading liabilities	7,343	1,294	(1,783)	94	(346)	853	(2,599)	151		505	0		0	(156)	5,356
of which interest rate derivatives	1,588	230	(754)	0	0	115	(194)	75		340	0		0	(43)	1,357
of which foreign exchange derivatives	2,836	3	(178)	0	0	1	(1,037)	24		48	0		0	(49)	1,648
of which equity/index-related derivatives	1,022	132	(262)	0	0	537	(315)	(16)		(61)	0		0	(34)	1,003
of which credit derivatives	1,520	700	(571)	0	0	88	(939)	79		(36)	0		0	(22)	819
Short-term borrowings	236	23	(96)	0	0	288	(332)	(3)		14	0		0	(6)	124
Long-term debt	12,715	2,616	(4,044)	0	0	4,015	(6,043)	182		989	(4)		0	(328)	10,098
of which structured notes over two years	7,576	789	(1,668)	0	0	1,925	(2,867)	32		604	(4)		0	(198)	6,189
of which non-recourse liabilities	3,585	1,701	(2,225)	0	0	1,473	(2,312)	144		275	0		0	(90)	2,551
Other liabilities	3,890	246	(315)	321	(1,322)	2	(219)	(15)		74	0		278	(93)	2,847
of which failed sales	1,909	136	(47)	302	(1,260)	0	0	0		153	0		0	(33)	1,160
Total liabilities at fair value	24,377	4,179	(6,426)	415	(1,668)	5,183	(9,193)	315		1,582	(4)		278	(588)	18,450
Net assets/(liabilities) at fair value	22,561	3,314	(5,090)	14,763	(16,764)	612	(1,035)	(38)		(981)	0		322	(585)	17,079
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	2013				2012
in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(746)	521	(225)	[1]	(1,019)	322	(697)	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(2,850)	245	(2,605)		(1,209)	(23)	(1,232)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value

end of 2013	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	Discounted cash flow	Funding spread, in bp		90	350	178
Debt	5,069
of which corporates	2,128
of which	129	Option model	Correlation, in %		(83)	96	14
			Buyback probability, in %	[2]	50	100	62
of which	592	Market comparable	Price, in %		0	112	91
of which	807	Discounted cash flow	Credit spread, in bp		22	957	348
of which RMBS	436	Discounted cash flow	Discount rate, in %		2	33	9
			Prepayment rate, in %		0	27	7
			Default rate, in %		0	25	5
			Loss severity, in %		0	100	48
of which CMBS	417	Discounted cash flow	Capitalization rate, in %		5	12	9
			Discount rate, in %		1	30	9
			Prepayment rate, in %		0	20	10
			Default rate, in %		0	18	1
			Loss severity, in %		0	40	3
of which CDO	1,567
of which	118	Vendor price	Price, in %		0	100	94
of which	278	Discounted cash flow	Discount rate, in %		2	24	6
			Prepayment rate, in %		0	30	7
			Default rate, in %		1	15	3
			Loss severity, in %		25	100	68
of which	423	Market comparable	Price, in %		85	101	98
Equity	595
of which	270	Market comparable	EBITDA multiple		3	12	7
of which	35	Discounted cash flow	Capitalization rate, in %		7	7	7
			Discount rate, in %		15	15	15
Derivatives	5,217
of which interest rate products	1,574	Option model	Correlation, in %		15	100	82
			Prepayment rate, in %		5	31	24
			Volatility, in %		2	31	6
			Volatility skew, in %		(9)	2	(1)
			Credit spread, in bp		95	2,054	218
of which equity/index-related products	1,240	Option model	Correlation, in %		(83)	96	14
			Volatility, in %		2	252	26
of which credit derivatives	1,138	Discounted cash flow	Credit spread, in bp		1	2,054	298
			Recovery rate, in %		0	77	25
			Discount rate, in %		4	29	14
			Default rate, in %		1	16	6
			Loss severity, in %		10	100	59
			Correlation, in %		34	97	83
			Prepayment rate, in %		0	17	5
Other	2,829
of which	2,139	Market comparable	Price, in %		0	146	34
of which	589	Discounted cash flow	Market implied life expectancy, in years		3	19	9
Trading assets	13,710
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 2013	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Investment securities	2	–		–		–		–		–
Private equity	3,339	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	392	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	1,632
of which private	1,631
of which	384	Discounted cash flow		Credit spread, in bp		897		3,175		1,207
				Contingent probability, in %		59		59		59
of which	813	Market comparable		EBITDA multiple		1		10		8
Life finance instruments	1,600	Discounted cash flow		Market implied life expectancy, in years		1		21		9
Other investments	6,963
Loans	7,998
of which commercial and industrial loans	5,309
of which	4,526	Discounted cash flow		Credit spread, in bp		50		2,488		504
of which	326	Market comparable		Price, in %		0		100		69
of which financial institutions	1,322	Discounted cash flow		Credit spread, in bp		98		884		302
Other intangible assets (mortgage servicing rights)	42	–		–		–		–		–
Other assets	6,159
of which loans held-for-sale	5,615
of which	1,954	Vendor price		Price, in %		0		160		99
of which	1,042	Discounted cash flow		Credit spread, in bp		75		2,389		467
				Recovery rate, in %		1		1		0
of which	2,420	Market comparable		Price, in %		0		105		59
Total level 3 assets at fair value	35,078
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.

Quantitative information about level 3 assets at fair value (continued)

end of 2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value
CHF million, except where indicated
Debt	5,830
of which corporates	3,192
of which	754	Option model	Correlation, in %		(87)	97
			Buyback probability, in %	[1]	50	100
of which	797	Market comparable	Price, in %		0	146
of which	1,231	Discounted cash flow	Credit spread, in bp		0	2,439
of which RMBS	724	Discounted cash flow	Discount rate, in %		2	50
			Prepayment rate, in %		0	55
			Default rate, in %		0	25
			Loss severity, in %		0	100
of which CMBS	1,023	Discounted cash flow	Capitalization rate, in %		5	12
			Internal rate of return, in %		9	15
			Discount rate, in %		2	35
			Prepayment rate, in %		0	10
			Default rate, in %		0	40
			Loss severity, in %		0	90
of which CDO	447
of which	193	Vendor price	Price, in %		0	102
of which	123	Discounted cash flow	Discount rate, in %		2	35
			Prepayment rate, in %		0	40
			Default rate, in %		0	25
			Loss severity, in %		0	100
of which	78	Market comparable	Price, in %		80	93
Equity	485
of which	237	Market comparable	EBITDA multiple		3	12
of which	26	Discounted cash flow	Capitalization rate, in %		7	7
Derivatives	6,650
of which interest rate products	1,859	Option model	Correlation, in %		17	100
			Prepayment rate, in %		2	45
			Volatility, in %		(5)	31
			Credit spread, in bp		34	157
of which equity/index-related products	1,920	Option model	Correlation, in %		(87)	97
			Volatility, in %		2	157
of which credit derivatives	1,294	Discounted cash flow	Credit spread, in bp		1	5,843
			Recovery rate, in %		0	75
			Discount rate, in %		2	35
			Default rate, in %		0	25
			Loss severity, in %		0	100
			Correlation, in %		30	97
			Prepayment rate, in %		0	40
Other	2,486
of which	1,891	Market comparable	Price, in %		0	103
of which	564	Discounted cash flow	Life expectancy, in years		4	20
Trading assets	15,451
1 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 2012	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value
CHF million, except where indicated
Investment securities	170	–		–		–		–
Private equity	3,855	–	[1]	–	[1]	–	[1]	–	[1]
Hedge funds	165	–	[1]	–	[1]	–	[1]	–	[1]
Other equity investments	2,244
of which private	2,245
of which	759	Discounted cash flow		Credit spread, in bp		1,070		2,049
				Contingent probability, in %		50		50
of which	903	Market comparable		EBITDA multiple		2		13
Life finance instruments	1,818	Discounted cash flow		Life expectancy, in years		1		23
Other investments	8,082
Loans	6,619
of which commercial and industrial loans	4,778	Discounted cash flow		Credit spread, in bp		0		2,763
of which financial institutions	1,530	Discounted cash flow		Credit spread, in bp		0		888
Other intangible assets (mortgage servicing rights)	43	–		–		–		–
Other assets	5,164
of which loans held-for-sale	4,463
of which	2,031	Vendor price		Price, in %		0		103
of which	328	Discounted cash flow		Credit spread, in bp		20		1,458
of which	2,009	Market comparable		Price, in %		0		115
Total level 3 assets at fair value	35,529
1 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.

Quantitative information about level 3 liabilities at fair value

end of 2013	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	55	–	–		–	–	–
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	Discounted cash flow	Funding spread, in bp		90	90	90
Trading liabilities	5,564
of which interest rate derivatives	1,129	Option model	Basis spread, in bp		(5)	148	74
			Correlation, in %		17	99	62
			Mean reversion, in %	[2]	5	10	6
			Prepayment rate, in %		5	31	23
of which foreign exchange derivatives	938	Option model	Correlation, in %		(10)	70	48
			Prepayment rate, in %		19	31	25
of which equity/index-related derivatives	1,896	Option model	Correlation, in %		(83)	96	14
			Skew, in %		79	152	118
			Volatility, in %		2	252	26
			Buyback probability, in %	[3]	50	100	62
of which credit derivatives	1,230	Discounted cash flow	Credit spread, in bp		1	2,052	252
			Discount rate, in %		4	29	14
			Default rate, in %		1	15	6
			Recovery rate, in %		14	77	43
			Loss severity, in %		6	100	62
			Correlation, in %		34	98	55
			Prepayment rate, in %		0	17	2
Short-term borrowings	165	–	–		–	–	–
Long-term debt	9,780
of which structured notes over two years	6,217	Option model	Correlation, in %		(83)	99	16
			Volatility, in %		5	252	28
			Buyback probability, in %	[3]	50	100	62
			Gap risk, in %	[4]	0	5	0
of which non-recourse liabilities	2,552
of which	2,105	Vendor price	Price, in %		0	217	104
of which	301	Market comparable	Price, in %		0	93	13
Other liabilities	2,859
of which failed sales	1,143
of which	829	Market comparable	Price, in %		0	100	63
of which	195	Discounted cash flow	Credit spread, in bp		813	1,362	1,185
			Recovery rate, in %		23	23	23
Total level 3 liabilities at fair value	18,537
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
4 Risk of unexpected large declines in the underlying values between collateral settlement dates.

Quantitative information about level 3 liabilities at fair value (continued)

end of 2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value
CHF million, except where indicated
Customer deposits	25	–	–		–	–
Trading liabilities	5,356
of which interest rate derivatives	1,357	Option model	Basis spread, in bp		(28)	54
			Correlation, in %		17	100
			Mean reversion, in %	[1]	(33)	5
			Prepayment rate, in %		4	45
of which foreign exchange derivatives	1,648	Option model	Correlation, in %		(10)	70
			Prepayment rate, in %		4	22
of which equity/index-related derivatives	1,003	Option model	Correlation, in %		(87)	97
			Skew, in %		56	128
			Volatility, in %		2	157
			Buyback probability, in %	[2]	50	100
			Gap risk, in %	[3]	0	4
of which credit derivatives	819	Discounted cash flow	Credit spread, in bp		0	5,843
			Discount rate, in %		2	35
			Default rate, in %		0	25
			Recovery rate, in %		0	77
			Loss severity, in %		0	100
			Correlation, in %		0	47
			Prepayment rate, in %		0	40
Short-term borrowings	124	–	–		–	–
Long-term debt	10,098
of which structured notes over two years	6,189	Option model	Correlation, in %		(87)	97
			Volatility, in %		2	157
			Buyback probability, in %	[2]	50	100
			Gap risk, in %	[3]	0	12
of which non-recourse liabilities	2,551
of which	2,255	Vendor price	Price, in %		0	103
of which	230	Market comparable	Price, in %		0	87
Other liabilities	2,847
of which failed sales	1,160
of which	646	Market comparable	Price, in %		0	100
of which	290	Discounted cash flow	Credit spread, in bp		0	1,532
Total level 3 liabilities at fair value	18,450
1 Management's best estimate of the speed at which interest rates will revert to the long-term average.
2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions

	2013							2012
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	1		18		19	0		127		38		165	0
Equity funds	28		3,096	[1]	3,124	0		52		3,810	[2]	3,862	0
Equity funds sold short	0		(17)		(17)	0		0		(111)		(111)	0
Total funds held in trading assets and liabilities	29		3,097		3,126	0		179		3,737		3,916	0
Debt funds	320		183		503	6		68		365		433	157
Equity funds	0		25		25	0		3		43		46	0
Others	0		153		153	31		4		152		156	46
Hedge funds	320		361	[3]	681	37		75		560	[4]	635	203
Debt funds	53		0		53	2		97		0		97	17
Equity funds	2,230		0		2,230	464		2,530		0		2,530	723
Real estate funds	350		0		350	110		382		0		382	131
Others	706		0		706	250		846		0		846	198
Private equities	3,339		0		3,339	826		3,855		0		3,855	1,069
Equity method investments	349		0		349	0		385		0		385	0
Total funds held in other investments	4,008		361		4,369	863		4,315		560		4,875	1,272
Total fair value	4,037	[5]	3,458	[6]	7,495	863	[7]	4,494	[5]	4,297	[6]	8,791	1,272	[7]
1
55 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 19 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 17 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , and 9 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

2
57 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 17 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 13 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , and 13 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

3
45 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 33 % is redeemable on demand with a notice period primarily of less than 30 days , and 21 % is redeemable on an annual basis with a notice period of more than 60 days .

4
66 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 19 % is redeemable on demand with a notice period primarily of less than 30 days , and 11 % is redeemable on an annual basis with a notice period of more than 60 days .

5 Includes CHF 1,819 million and CHF 1,958 million attributable to noncontrolling interests in 2013 and 2012, respectively.
6 Includes CHF 107 million and CHF 107 million attributable to noncontrolling interests in 2013 and 2012, respectively.
7 Includes CHF 405 million and CHF 418 million attributable to noncontrolling interests in 2013 and 2012, respectively.

Nonrecurring fair value changes
Nonrecurring fair value changes

end of	2013	2012
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.3	0.5
of which level 3	0.3	0.5

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments

	2013			2012
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	956	3,262	(2,306)	920	3,810	(2,890)
Financial instruments (CHF million)
Interest-bearing deposits with banks	311	307	4	627	615	12
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	96,587	96,217	370	113,664	113,196	468
Loans	19,457	19,653	(196)	20,000	20,278	(278)
Other assets [1]	20,749	25,756	(5,007)	22,060	29,787	(7,727)
Due to banks and customer deposits	(690)	(680)	(10)	(531)	(493)	(38)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(76,104)	(76,012)	(92)	(108,784)	(108,701)	(83)
Short-term borrowings	(6,053)	(5,896)	(157)	(4,513)	(4,339)	(174)
Long-term debt	(61,853)	(61,529)	(324)	(64,774)	(66,434)	1,660
Other liabilities	(1,780)	(3,285)	1,505	(3,683)	(6,186)	2,503
1 Primarily loans held-for-sale.

Gains and losses on financial instruments
Gains and losses on financial instruments

	2013		2012		2011
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Cash and due from banks	0		(13)	[2]	–
of which related to credit risk	0		(13)		–
Interest-bearing deposits with banks	10	[1]	12	[1]	0
of which related to credit risk	(3)		3		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,143	[1]	1,183	[1]	1,698	[1]
Other trading assets	0		10	[2]	10	[2]
Other investments	126	[3]	144	[3]	196	[2]
of which related to credit risk	11		34		(14)
Loans	1,470	[1]	925	[1]	(1,105)	[2]
of which related to credit risk	26		318		(256)
Other assets	2,058	[1]	2,641	[1]	476	[1]
of which related to credit risk	604		355		(332)
Due to banks and customer deposits	0		(22)	[1]	(2)	[1]
of which related to credit risk	(5)		8		45
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(67)	[1]	(114)	[1]	(575)	[1]
Short-term borrowings	(256)	[2]	(350)	[2]	91	[2]
of which related to credit risk [4]	0		0		(2)
Long-term debt	(2,697)	[2]	(7,709)	[2]	2,301	[2]
of which related to credit risk [4]	(309)		(2,365)		1,769
Other liabilities	413	[2]	826	[2]	(286)	[2]
of which related to credit risk	112		912		(348)
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Carrying value and fair value of financial instruments not carried at fair value

	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2013 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	63,426	0	62,882	544	63,426
Loans	209,070	0	209,820	3,940	213,760
Other financial assets [1]	143,827	71,518	71,135	1,473	144,126
Financial liabilities
Due to banks and deposits	340,278	204,134	136,064	9	340,207
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,928	0	17,928	0	17,928
Short-term borrowings	14,140	0	14,148	0	14,148
Long-term debt	64,788	0	62,027	3,774	65,801
Other financial liabilities [2]	96,649	1,128	94,452	1,085	96,665
2012 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,783	0	69,755	27	69,782
Loans	204,551	0	206,214	4,482	210,696
Other financial assets [1]	133,498	63,519	68,568	1,680	133,767
Financial liabilities
Due to banks and deposits	320,208	193,288	126,798	9	320,095
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	0	23,939	0	23,939
Short-term borrowings	10,325	0	10,328	0	10,328
Long-term debt	82,223	0	79,032	4,546	83,578
Other financial liabilities [2]	89,275	0	88,035	1,170	89,205
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.